UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

17605 Wright Street, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 12/31

Date of reporting period:    9/30/14

Item 1.  Reports to Stockholders.

Newfound Risk Managed Global Sectors Fund

Class A Shares NFGAX

Class C Shares NFGCX

Class I Shares NFGIX

Newfound Total Return Fund

Class A Shares NFBAX

Class C Shares NFBCX

Class I Shares NFBIX

Newfound Multi-Asset Income Fund

Class A Shares NFMAX

Class C Shares NFMCX

Class I Shares NFMIX

Semi-Annual Report

September 30, 2014

Newfound Risk Managed Global Sectors Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014 compared to its benchmark:

Since Inception (1)
Newfound Risk Managed Global Sectors Fund - Class A Shares	0.50%
Newfound Risk Managed Global Sectors Fund - Class A Shares With Load	(5.28)%
Newfound Risk Managed Global Sectors Fund - Class C Shares	0.20%
Newfound Risk Managed Global Sectors Fund - Class I Shares	0.60%
MSCI All Country World Index **	1.08%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

The Fund’s holdings by asset class as of September 30, 2014 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	99.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.9)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Total Return Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, compared to its benchmark:

Since Inception (1)
Newfound Total Return Fund - Class A Shares	(1.10)%
Newfound Total Return Fund - Class A Shares With Load	(6.79)%
Newfound Total Return Fund - Class C Shares	(1.20)%
Newfound Total Return Fund - Class I Shares	(1.10)%
Barclays Capital U.S. Aggregate Bond Index **	(0.21)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.50%, 2.25% and 1.25% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in one index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

The Fund’s holdings by asset class as of September 30, 2014, are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	59.8%
Exchange Traded Funds - Equity	21.2%
Exchange Traded Funds - Alternative	18.3%
Short-Term Investments	0.7%
Liabilities in Excess of Other Assets	(0.0)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Multi-Asset Income Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Fund’s performance figures* for the period ended September 30, 2014, compared to its benchmark:

Inception (1)
Newfound Multi-Asset Income Fund - Class A Shares	(2.10)%
Newfound Multi-Asset Income Fund - Class A Shares With Load	(7.73)%
Newfound Multi-Asset Income Fund - Class C Shares	(2.20)%
Newfound Multi-Asset Income Fund - Class I Shares	(2.10)%
S&P 500 Total Return Index **	(1.36)%
Barclays Capital U.S. Aggregate Bond Index **	(0.21)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.60%, 2.35% and 1.35% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

**	The Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. The U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. Fixed income securities are subject to risks including inflationary and interest rate changes, among others. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

The Fund’s holdings by asset class as of September 30, 2014 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	56.5%
Exchange Traded Funds - Debt	39.6%
Exchange Traded Funds - Asset Allocation	3.1%
Short-Term Investments	1.2%
Liabilities in Excess of Other Assets	(0.4)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Newfound Risk Managed Global Sectors Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value

	EXCHANGE TRADED FUNDS - 99.6%
	EQUITY FUNDS - 99.6%
27,864	iShares Global Consumer Discretionary ETF	$2,251,411
25,543	iShares Global Consumer Staples ETF	2,239,610
49,322	iShares Global Energy ETF	2,162,276
40,610	iShares Global Financials ETF	2,284,313
24,812	iShares Global Healthcare ETF	2,424,132
31,796	iShares Global Industrials ETF	2,227,946
54,021	iShares Global Infrastructure ETF	2,292,111
35,971	iShares Global Materials ETF	2,154,303
26,448	iShares Global Tech ETF	2,417,083
36,276	iShares Global Telecom ETF	2,281,398
47,608	iShares Global Utilities ETF	2,272,806
280	Vanguard Total World Stock ETF	16,906
		25,024,295

	TOTAL EXCHANGE TRADED FUNDS (Cost $25,839,016)	25,024,295

	SHORT-TERM INVESTMENTS - 1.3%
327,496	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.1% + (Cost $327,496)	327,496

	TOTAL INVESTMENTS - 100.9% (Cost $26,166,512) (a)	$25,351,791
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9) %	(217,516)
	TOTAL NET ASSETS - 100.0%	$25,134,275

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,166,512 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$123,014
Unrealized Depreciation:	(937,735)
Net Unrealized Depreciation:	$(814,721)

See accompanying notes to financial statements.

Newfound Total Return Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value

	EXCHANGE TRADED FUNDS - 99.3%
	ALTERNATIVE FUNDS - 18.3%
886	PowerShares Multi-Strategy Alternative Portfolio *	$21,698

	DEBT FUNDS - 59.8%
173	Guggenheim Enhanced Short Duration ETF	8,678
109	iShares 20+ Year Treasury Bond ETF	12,673
22	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,601
36	PIMCO Enhanced Short Maturity Exchange-Traded Fund	3,649
1,449	SPDR Barclays Short Term High Yield Bond ETF	43,368
		70,969
	EQUITY FUNDS - 21.2%
29	iShares Core S&P Small-Cap ETF	3,025
55	iShares Core US Growth ETF	4,104
31	iShares Core US Value ETF	4,042
91	PowerShares S&P 500 High Beta Port ETF	3,019
130	PowerShares S&P 500 Low Volatility Portfolio	4,546
107	QuantShares US Market Neutral Anti-Beta Fund *	2,081
22	SPDR S&P 500 ETF Trust	4,334
		25,151

	TOTAL EXCHANGE TRADED FUNDS (Cost $119,167)	117,818

	SHORT-TERM INVESTMENTS - 0.7%
886	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $886)	886

	TOTAL INVESTMENTS - 100.0% (Cost $120,053) (a)	$118,704
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(46)
	TOTAL NET ASSETS - 100.0%	$118,658

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $120,053 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$81
Unrealized Depreciation:	(1,430)
Net Unrealized Depreciation:	$(1,349)

See accompanying notes to financial statements.

Newfound Multi-Asset Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Shares		Value

	EXCHANGE TRADED FUNDS - 99.2%
	ASSET ALLOCATION FUNDS - 3.1%
78	SPDR Barclays Convertible Securities ETF	$3,873

	DEBT FUNDS - 56.5%
23	iShares 20+ Year Treasury Bond ETF	2,674
161	iShares iBoxx $ High Yield Corporate Bond ETF	14,804
74	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,748
119	iShares International Select Dividend ETF	4,259
341	Market Vectors Emerging Markets Local Currency Bond ETF	7,775
265	PowerShares Emerging Markets Sovereign Debt Portfolio	7,542
897	PowerShares Senior Loan Portfolio	21,779
51	SPDR Barclays International Treasury Bond ETF	2,926
		70,507
	EQUITY FUNDS - 39.6%
63	iShares Global Infrastructure ETF	2,673
1,278	iShares Mortgage Real Estate Capped ETF	15,080
1	iShares Select Dividend ETF	74
458	iShares US Preferred Stock ETF	18,100
62	JPMorgan Alerian MLP Index ETN	3,291
64	Vanguard Global ex-U.S. Real Estate ETF	3,485
48	Vanguard High Dividend Yield ETF	3,188
49	Vanguard REIT ETF	3,520
		49,411

	TOTAL EXCHANGE TRADED FUNDS (Cost $126,965)	123,791

	SHORT-TERM INVESTMENTS - 1.2%
1,461	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.0% + (Cost $1,461)	1,461

	TOTAL INVESTMENTS - 100.4% (Cost $128,426) (a)	$125,252
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4) %	(501)
	TOTAL NET ASSETS - 100.0%	$124,751

REIT - Real Estate Investment Trust

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is 128,426 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$110
Unrealized Depreciation:	(3,284)
Net Unrealized Depreciation:	$(3,174)

See accompanying notes to financial statements.

The Newfound Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2014

	Newfound Risk	Newfound	Newfound Multi
	Managed Global	Total Return	Asset Income
	Sectors Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$26,166,512	$120,053	$128,426
At value	$25,351,791	$118,704	$125,252
Receivable due from Advisor	—	5,822	5,966
Dividends and interest receivable	—	23	36
Prepaid expenses and other assets	51,153	—	—
TOTAL ASSETS	25,402,944	124,549	131,254

LIABILITIES
Fees payable to other affiliates	1,497	50	50
Distribution (12b-1) fees payable	115	7	9
Payable for investments purchased	227,215	—	457
Investment advisory fees payable	24,942	62	71
Accrued expenses and other liabilities	14,900	5,772	5,916
TOTAL LIABILITIES	268,669	5,891	6,503
NET ASSETS	$25,134,275	$118,658	$124,751

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$25,942,750	$120,000	$127,400
Accumulated net investment income	11,375	7	525
Accumulated net realized loss from security transactions	(5,129)	—	—
Net unrealized depreciation on investments	(814,721)	(1,349)	(3,174)
NET ASSETS	$25,134,275	$118,658	$124,751

Net Asset Value Per Share:
Class A Shares:
Net Assets	$471,952	$9,887	$9,785
Shares of beneficial interest outstanding	46,960	1,000	1,000
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.05	$9.89	$9.79
Offering price per share (5.75% sales charge)	$10.55	$10.49	$10.27

Class C Shares:
Net Assets	$10,020	$9,883	$17,100
Shares of beneficial interest outstanding	1,000	1,000	1,748
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.02	$9.88	$9.78

Class I Shares:
Net Assets	$24,652,303	$98,888	$97,866
Shares of beneficial interest outstanding	2,449,983	10,000	10,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.26	$9.89	$9.79

See accompanying notes to financial statements.

The Newfound Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended September 30, 2014

	Newfound Risk	Newfound	Newfound Multi
	Managed Global	Total Return	Asset Income
	Sectors Fund (a)	Fund (b)	Fund (c)
INVESTMENT INCOME
Dividends	$103,958	$76	$605
TOTAL INVESTMENT INCOME	103,958	76	605

EXPENSES
Investment advisory fees	69,896	62	71
Distribution (12b-1) fees, Class A shares	37	1	1
Distribution (12b-1) fees, Class C shares	336	6	8
Transfer agent fees	15,353	3,600	3,600
Administrative services fees	13,562	2,667	2,667
Accounting services fees	9,425	1,885	1,885
Professional fees	11,370	369	369
Trustees fees and expenses	5,012	—	—
Registration fees	1,645	—	—
Custodian fees	1,685	417	417
Printing expenses	8,350	4,486	4,630
Compliance officer fees	7,751	50	50
Insurance expense	636	—	—
Other expenses	2,300	500	500
TOTAL EXPENSES	147,358	14,043	14,198

Less: Fees waived by an affiliate	(32,608)	(8,152)	(8,152)
Less: Fees waived and expenses reimbursed by the Advisor	(22,167)	(5,822)	(5,966)

NET EXPENSES	92,583	69	80
NET INVESTMENT INCOME	11,375	7	525

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss from security transactions	(5,129)	—	—
Net change in unrealized depreciation on investments	(814,721)	(1,349)	(3,174)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(819,850)	(1,349)	(3,174)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(808,475)	$(1,342)	$(2,649)

(a)	The Newfound Managed Global Sectors Fund commenced operations on May 19, 2014.

(b)	The Newfound Total Return Fund commenced operations on September 8, 2014.

(c)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

See accompanying notes to financial statements.

The Newfound Funds

STATEMENTS OF CHANGES IN NET ASSETS

Newfound Risk Managed Global Sectors Fund
For the
Period Ended
September 30, 2014
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$11,375
Net realized loss from security transactions	(5,129)
Net change in unrealized depreciation on investments	(814,721)
Net decrease in net assets resulting from operations	(808,475)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	481,714
Class C	10,000
Class I	25,451,036
Net increase in net assets from shares of beneficial interest	25,942,750

TOTAL INCREASE IN NET ASSETS	25,134,275

NET ASSETS
Beginning of Period	—
End of Period *	$25,134,275
* Includes accumulated net investment income of:	$11,375

SHARE ACTIVITY
Class A:
Shares Sold	46,959
Net increase in shares of beneficial interest outstanding	46,959

Class C:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

Class I:
Shares Sold	2,449,982
Net increase in shares of beneficial interest outstanding	2,449,982

(a)	The Newfound Managed Global Sectors Fund commenced operations on May 19, 2014.

See accompanying notes to financial statements.

The Newfound Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Newfound Total Return Fund
For the
Period Ended
September 30, 2014
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$7
Net change in unrealized depreciation on investments	(1,349)
Net decrease in net assets resulting from operations	(1,342)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	10,000
Class C	10,000
Class I	100,000
Net increase in net assets from shares of beneficial interest	120,000

TOTAL INCREASE IN NET ASSETS	118,658

NET ASSETS
Beginning of Period	—
End of Period *	$118,658
* Includes accumulated net investment income of:	$7

SHARE ACTIVITY
Class A:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

Class C:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

Class I:
Shares Sold	10,000
Net increase in shares of beneficial interest outstanding	10,000

(a)	The Newfound Total Return Fund commenced operations on September 8, 2014.

See accompanying notes to financial statements.

The Newfound Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Newfound Mulit-Asset Income Fund
For the
Period Ended
September 30, 2014
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$525
Net change in unrealized depreciation on investments	(3,174)
Net decrease in net assets resulting from operations	(2,649)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	10,000
Class C	17,400
Class I	100,000
Net increase in net assets from shares of beneficial interest	127,400

TOTAL INCREASE IN NET ASSETS	124,751

NET ASSETS
Beginning of Period	—
End of Period*	$124,751
* Includes accumulated net investment income of:	$525

SHARE ACTIVITY
Class A:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

Class C:
Shares Sold	1,747
Net increase in shares of beneficial interest outstanding	1,747

Class I:
Shares Sold	10,000
Net increase in shares of beneficial interest outstanding	10,000

(a)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

See accompanying notes to financial statements.

The Newfound Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Newfound Risk Managed Global Sectors fund
	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30, 2014	September 30, 2014	September 30, 2014
	(Unaudited)(1)	(Unaudited)(1)	(Unaudited)(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	0.08	0.11	0.01
Net realized and unrealized gain (loss) on investments	(0.03)	(0.09)	0.25
Total from investment operations	0.05	0.02	0.26

Net asset value, end of period	$10.05	$10.02	$10.26

Total return (3)(8)	0.50%	0.20%	0.60%

Net assets, at end of period (000s)	$472	$10	$24,652

Ratio of gross expenses to average net assets (4)(5)(6)	2.19%	2.94%	1.94%
Ratio of net expenses to average net assets (5)(6)	1.75%	2.50%	1.50%
Ratio of net investment income to average net assets (5)(7)	2.05%	2.83%	0.14%

Portfolio Turnover Rate (8)	1%	1%	1%

(1)	The Newfound Risk Managed Global Sectors Fund commenced operations on May 19, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Newfound Total Return Fund
	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30, 2014	September 30, 2014	September 30, 2014
	(Unaudited)(1)	(Unaudited)(1)	(Unaudited)(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (loss)(2)	(0.00)	(0.01)	0.00
Net realized and unrealized loss on investments	(0.11)	(0.11)	(0.11)
Total from investment operations	(0.11)	(0.12)	(0.11)

Net asset value, end of period	$9.89	$9.88	$9.89

Total return (3)(8)	(1.10)%	(1.20)%	(1.10)%

Net assets, at end of period (000s)	$10	$10	$99

Ratio of gross expenses to average net assets (4)(5)(6)	310.70%	311.20%	310.45%
Ratio of net expenses to average net assets (5)(6)	1.50%	2.25%	1.25%
Ratio of net investment loss to average net assets (5)(7)	(0.00)	(0.01)	0.21%

Portfolio Turnover Rate (8)	0%	0%	0%

(1)	The Newfound Total Return Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Newfound Multi-Asset Income Fund
	Class A	Class C	Class I
	Period Ended	Period Ended	Period Ended
	September 30, 2014	September 30, 2014	September 30, 2014
	(Unaudited)(1)	(Unaudited)(1)	(Unaudited)(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Activity from investment operations:
Net investment income (2)	0.04	0.04	0.04
Net realized and unrealized loss on investments	(0.26)	(0.26)	(0.26)
Total from investment operations	(0.21)	(0.22)	(0.21)

Net asset value, end of period	$9.79	$9.78	$9.79

Total return (3)(8)	(2.10)%	(2.20)%	(2.10)%

Net assets, at end of period (000s)	$10	$17	$98

Ratio of gross expenses to average net assets (4)(5)(6)	314.59%	315.34%	314.34%
Ratio of net expenses to average net assets (5)(6)	1.60%	2.35%	1.35%
Ratio of net investment income to average net assets (5)(7)	7.18%	7.49%	7.43%

Portfolio Turnover Rate (8)	0%	0%	0%

(1)	The Newfound Multi-Asset Income Fund commenced operations on September 8, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2014

1.	ORGANIZATION

The Newfound Risk Managed Global Sectors Fund (“Global Sectors Fund”), the Newfound Total Return Fund (“Total Return Fund), and the Newfound Multi-Asset Income Fund (“Multi-Asset Income Fund”) (collectively the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Global Sectors Fund primarily seeks long term capital appreciation and secondarily seeks capital preservation. The Total Return Fund seeks capital appreciation and income. The Multi-Asset Income Fund seeks Income with capital appreciation as a secondary objective. The Global Sectors Fund commenced operations on May 20, 2014. The Total Return Fund and Multi-Asset Income Fund commenced operations on September 8, 2014.

The Funds currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment Companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014, for the Funds’ assets and liabilities measured at fair value:

Global Sectors Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,024,295	$—	$—	$25,024,295
Short-Term Investments	327,496	—	—	327,496
Total	$25,351,791	$—	$—	$25,351,791

Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$117,819	$—	$—	$117,819
Short-Term Investments	886	—	—	886
Total	$118,705	$—	$—	$118,705

Multi-Asset Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$123,791	$—	$—	$123,791
Short-Term Investments	1,461	—	—	1,461
Total	$125,252	$—	$—	$125,252

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into and out of Levels during the current period presented.

It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Global Sectors Fund, Total Return Fund, and Multi-Asset Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded, as of or during the period ended September 30, 2014, or are expected to be taken in the Funds’ 2014 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended September 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $25,952,596 and $113,580, respectively, for Global Sectors Fund, $119,167 and $0, respectively, for Total Return Fund and $126,965 and $0, respectively, for Multi-Asset Income Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Newfound Research LLC serves as the Funds’ investment advisor (the “Advisor”). The Advisor has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 1.15%, 1.00%, and 0.90% of the Global Sectors Fund’s, Total Return Fund’s, and Multi-Asset Income Fund’s average daily net assets, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2016 to waive a portion of its management fees as follows, calculated daily based on each Fund’s average net assets.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s management fees are subsequently less than the agreed upon percentage of average daily net assets attributable to Class A, Class C, and Class I shares, the Advisor shall be entitled to reimbursement by the Fund for such waiver. For the period ended September 30, 2014, the Advisor waived $22,167, $5,822, and $5,966 in expenses for the Global Sectors Fund, Total Return Fund, and Multi-Asset Income Fund, respectively. As of September 30, 2014 the Advisor has $33,955 of waived/reimbursed expenses that may be recovered no later than September 30 of the years indicated below:

2017
Global Sectors Fund	$22,167
Total Return Fund	$5,822
Multi-Asset Income Fund	$5,966

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the period ended September 30, 2014, the Funds accrued the following fees:

Fund	Fee
Global Sectors Fund	$373
Total Return Fund	7
Multi-Asset Income Fund	9

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

5.	UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Total Return Fund currently seeks to achieve their investment objective by investing a portion of its assets in SPDR Barclays Short Term High Yield Bond ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Total Return Fund may be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov” or on the Fund’s website, “www.spdrs.com.” As of September 30, 2014 the percentage of the Total Return Fund’s net assets invested in SPDR Barclays Short Term High Yield Bond ETF was 36.55%.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Approval of Advisory Agreements – Newfound Multi-Asset Income Fund and Newfound Total Return Fund

In connection with a meeting held on August 27, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreements”) between Newfound Research, LLC (“NFR”) and the Trust, with respect to the Newfound Multi-Asset Income Fund (“Newfound MAI”) and the Newfound Total Return Fund (“Newfound TR”, and, along with Newfound MAI, each a “Fund”, and collectively, the “Funds”).  In considering the approval of the Advisory Agreements, the Trustees received materials specifically relating to the Advisory Agreements.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent & Quality of Service. The Board noted that NFR was established in August 2008 as a financial technology and product innovation firm creating rule based, behavior driven investment strategies of customized multi-asset portfolios based on its proprietary intellectual property and analytics. The Board noted NFR manages approximately $26 million in assets directly, and licenses the data from their quantitative models to institutional clients comprised of mutual fund families, sponsors of separately managed accounts and unified managed accounts, and institutional investors comprising of approximately $23 billion in assets.  The Board reviewed the background information of the key investment personnel responsible for servicing the Funds and was satisfied with the diverse experience in financial compliance, computational finance, investment banking, and their ability to create and manage rules based ETF portfolios.  The Board reviewed NFR’s investment process and noted that NFR will utilize its rules based quantitative model and research to generate the investments for the Funds and limit sector allocations as indicated.  They also noted that NFR will regularly monitor these investments to ensure they are performing as expected in different market environments and adjust the investment vs. cash allocation for volatility when the model signals indicate. With the understanding that not all strategy risks can be eliminated, the Board reviewed NFR’s risk management philosophy for each Fund and was satisfied with its approach, noting that the quantitiative models appear to be designed to respond appropriately to changing market environments and that having highly diversified strategies should offer a strong level of protection, in addition to the risk mitigating features built into the model. The Board reviewed NFR’s best execution practices and noted that they appeared to have a strong process in place to both select and continuously review broker/dealers selected for portfolio transactions. In addition, the Board observed that NFR has had no material compliance or litigation issues to report over the past three years.  The Board concluded the NFR appears capable of providing high quality service to the Funds and to the Funds’ future shareholders.

Performance.

Newfound TR - The Board reviewed the performance of the Newfound Core Bond Alternative Index (“NCBAI”), which NFR intends to have the Fund track.  The Board reflected that the NCBAI was created on March 31, 2014 and the performance data prior to that date is hypothetical and back-tested by the Adviser. The Board noted that the NCBAI returned 5.98%, 7.41%, and 6.73% for the one year, five year and since inception (August 2008) periods, respectively, outperforming the benchmark Barclays Aggregated Bond Index’s returns of 2.78%, 4.64%, and 4.86% over the same time periods, respectfully.

Newfound MAI - The Board reviewed the performance of the Newfound Risk Managed Income Index (“NRMII”), which NFR intends to have the Fund track.  The Board reflected that the NRMII was created on September 14, 2013 and the performance data prior to that date is hypothetical and back-tested by the Adviser. The Board noted that the NRMII returned 9.81%, 10.98%, and 9.60% for the one year, five year and since inception (August 2008) periods, respectively, outperforming the benchmark Barclays Aggregated Bond Index’s returns of 2.78%, 4.64%, and 4.86% over the same time periods, respectfully. When compared to the S&P 500, the NRMII underperformed the 1-year and 5-year period, which was to be expected during periods of strong equity returns, but was close to equal for the S&P 500 since inception (August 2008).

The Board noted that while only a portion of the data for both Funds was based on actual performance, with the balance of data the result of back-testing, it expressed satisfaction that the results of both the NCBAI and NRMII as compared to their respective benchmarks showed that both strategies had the potential to perform well. While past performance is not indicative of future results, the Board concluded NFR has the potential to provide satisfactory performance for each Fund’s future shareholders.

Fees & Expenses.

Newfound TR - The Board noted that the NFR has proposed an annual management fee of 0.90%, which is higher than the peer group average of 0.86% and the Morningstar category average of 0.43%, but within the range of both the peer group (0.25% - 1.75%) and Morningstar category (0.10% - 0.92%). The Board further noted that the proposed expense ratio will be capped at 1.50% which is near the peer group average of 1.46%, but higher than the Morningstar average of 0.90%, and within the range of both the peer group (0.83% - 2.72%), and Morningstar category (0.51% - 1.86%). The Board observed that several funds in both the peer group and Morningstar categories are from large mutual fund complexes that contain significant assets, enabling them to have achieved some economies of scale and, therefore, lower fees. The Board noted that the funds in the peer group with lower assets amounts had comparable fees and expenses to the fees proposed for Newfound TR. Given this and the tactical nature of the strategy employed by NFR, the Board concluded the management fee is reasonable.

Newfound MAI - The Board noted that the NFR has proposed an annual management fee of 1.00%, which is higher than the peer group average of 0.84%, and the Morningstar Category average of 0.78%., but within the range of both the peer group (0.56% - 1.25%) and Morningstar category (0.00% - 1.50%). The Board further noted that the proposed expense ratio will be capped at 1.60% which is higher than the peer group average of 1.46% and the Morningstar average of 1.34%, but within the range of both the peer group (0.80% - 2.21%), and Morningstar category (0.25% - 2.74%).  The Board observed that, as with Newfound TR, several funds in both the peer group and Morningstar categories are from large mutual fund complexes that contain significant assets, enabling them to have achieved some economies of scale and, therefore, lower fees.  The Board noted that the funds in the peer group with lower assets amounts had comparable fees and expenses to the fees proposed for Newfound MAI.  Given this and the tactical nature of the strategy employed by NFR, the Board concluded the management fee is reasonable.

Economies of Scale. The Board discussed the anticipated size of both Newfound TR and Newfound MAI and their prospects for growth.  The Trustees concluded that it is not clear when NFR will begin to realize meaningful economies of scale, but they will engage NFR in negotiations as the Funds grow to a meaningful size. They noted a representative of NFR agreed that it would be willing to evaluate breakpoints in the future. The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by NFR in connection with the operation of both Newfound TR and Newfound MAI and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Trustees noted that NFR anticipates to incur a modest loss in terms of actual dollars and percentage of revenues from its relationship with the Funds during the initial term of the Advisory Agreements. The Board concluded that, as NFR did not expect to earn a profit from its relationship with the Funds, that the profitability level associated with its relationship with the Funds would not be unreasonable.

Conclusion.  Having requested and received such information from the NFR as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structures were reasonable in the circumstances and that approval of the Advisory Agreements was in the best interests of the Trust and the future shareholders of Newfound TR and Newfound MAI.

Approval of Advisory Agreement – Newfound Risk Managed Global Sectors Fund

In connection with a meeting held on February 12, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreements (the “Advisory Agreement”) between Newfound Research, LLC (“NFR”) and the Trust, with respect to the Newfound Risk Managed Global Sectors Fund (“Newfound” or the “Fund”).  In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to Newfound and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor.  The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service.  The Board noted that NFR was established in August 2008 as a financial technology and product innovation firm creating rule based, behavior driven investment strategies of customized multi-asset portfolios based on its proprietary intellectual property and analytics. The Board noted that currently, NFR serves as a sub-adviser to three mutual funds and has clients comprised of mutual fund families, sponsors of separately managed accounts and unified managed accounts, and institutional investors, totaling approximately $19 billion in assets.  The Board reviewed the background information of the key investment personnel responsible for servicing the Fund and was satisfied with the diverse experience in financial law compliance, corporate law, computer science education in computational finance, financial industry experience at some major investment banks, and their ability to create and manage rule based ETF portfolios.  The Board noted that in managing the Risk Managed Global Sector strategy, NFR will utilize its quantitative model and research to generate the Fund’s holdings in large cap global equities.  The Board was impressed with the investment personnel’s skill set and use of computer modeling, statistics, and mathematics to create and develop quantitative rule based strategies for their clients.  As demonstrated by the $19 billion in assets currently being managed using NFR’s customized strategies, the Board concluded NFR is committed to the next stage of their advisory business and is fully capable of providing high quality service to the Fund and to the benefit of the shareholders.

Performance.  While the Fund has not yet commenced trading, the Board reviewed the results presented on the Newfound Risk Managed Global Sectors Index (“NFR Index”), an NFR created index that the Fund seeks to track, and considered that while the NFR Index was only calculated in real time using current market data starting in August 20, 2013, prior market data back to August 2002 is hypothetical and was back-tested by NFR.  The Board noted that the NFR Index returned 22.00% for one year, 12.10% over five years, 9.80% over ten years and 11.00% since its inception in August 2002. The Board noted that over the same periods the benchmark selected by NFR, retuned 22.1%, 14.00%, 6.40%, and 7.70%, over those same time periods.  The Board also reviewed the performance of NFR’s sub-advised funds and noted that, while the funds have only operated for a limited time period, the performance data was helpful to their deliberations. While past performance is not indicative of future returns, the Board concluded the Adviser has the potential to provide reasonable returns up to the expectations of the Board.

Fees & Expenses.  The Board noted that NFR proposed a management fee of 1.15%, which was slightly higher than the adviser selected peer group average of 1.12%, but within the high/low range of fees charged by the those funds (1.00% – 1.89%).  The Board further noted that the advisory fee was higher than the Morningstar World Stock category average of 0.79%, but within the range of fees charged by the funds in the category (0.00% – 1.35%).  With respect to the estimated expense ratio (1.75%), the Board noted it is lower than the peer group average of 1.90%, higher than Morningstar category average of 1.33%, but within the range of fees presented for each.  The Board noted that the management fee structure is comparable to similar funds and concluded the management fee is not unreasonable.

Economies of Scale.  The Board discussed the anticipated size of the Fund, and its prospect for growth during the initial term of the Advisory Agreement.  The Trustees concluded that based on the anticipated size of the Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement. However, a representative of NFR agreed that NFR would be willing to evaluate implementation of breakpoints as the Fund grows and it achieves economies of scale.  The Board agreed to monitor and address the issue at the appropriate time.

Profitability.  The Board considered the anticipated profits to be realized by NFR in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that NFR anticipates earning no profit in connection with its relationship with the Fund during the initial year of the agreement.  The Board was satisfied that NFR’s anticipated profitability level associated with its relationship with the Fund is reasonable.

Conclusion.  Having requested and received such information from the NFR as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of Newfound.

The Newfound Funds
Expense Examples (Unaudited)
September 30, 2014

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	3/31/14	9/30/14	Period(a)	3/31/14	Period

Newfound Risk Managed Global Sectors Fund –	1.75%	$1,000.00	$1,005.00	$6.49	$1,016.29	$8.85
Class A (a)
Newfound Risk Managed Global Sectors Fund –	2.50%	$1,000.00	$1,002.00	$9.26	$1,012.53	$12.61
Class C (a)
Newfound Risk Managed Global Sectors Fund –	1.50%	$1,000.00	$1,006.00	$5.56	$1,017.55	$7.59
Class I (a)
Newfound Total Return Fund – Class A (b)	1.50%	$1,000.00	$989.00	$0.90	$1,017.55	$7.59
Newfound Total Return Fund – Class C (b)	2.25%	$1,000.00	$988.00	$1.35	$1,013.79	$11.36
Newfound Total Return Fund – Class I (b)	0.90%	$1,000.00	$989.00	$0.75	$1,018.80	$6.33
Newfound Multi-Asset Income Fund – Class A (b)	1.60%	$1,000.00	$979.00	$0.95	$1,017.05	$8.09
Newfound Multi-Asset Income Fund – Class C (b)	2.35%	$1,000.00	$978.00	$1.40	$1,013.29	$11.86
Newfound Multi-Asset Income Fund – Class I (b)	1.35%	$1,000.00	$979.00	$0.81	$1,018.30	$6.83

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 135 days and divided by 365.

(b)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 22 days and divided by 365.

The Newfound Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2014

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008); Of Counsel, Woodbury & Kesler (law firm, 2004-2008); Legal Consultant, Jensen Consulting (2004-2008).	32	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board Since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	130	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Anthony M. Payne 1942	Trustee	Since February 2012, Indefinite	Retired; (since 2008); Executive Director, Iowa West Foundation (philanthropic non-profit foundation) and Iowa West Racing Association (non-profit corporation) (1996-2008).	32	Lifetime Achievement Fund, Inc. (February 2012 to April 2012)
Mark H. Taylor 1964	Trustee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); President, Auditing Section of the American Accounting Association (2012- 2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	130	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (Director and Audit Committee Chairman) (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jerry Vincentini 1940	Trustee	Since February 2012, Indefinite; Chairman of the Board 2012-2014.	Retired; President and Owner, Pins, Patches, Plaques Etc. Inc., (since 2003); President and Owner, Graduation Supplies Inc., (1980-2008).	32	Lifetime Achievement Fund, Inc. (July 2000 to April 2012).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II and Northern Lights Variable Trust.

***	Mark H. Taylor also serves as an independent trustee of Northern Lights Fund Trust (“NL Trust”) and Northern Lights Variable Trust, each separate trust in the Fund Complex. On May 2, 2013, the SEC filed an order instituting settled administrative proceedings (the “Order”) against Northern Lights Compliance Services, LLC (“NLCS”), Gemini Fund Services, LLC (“GFS”), certain current Trustees of the Trust, and one former Trustee. To settle the SEC’s charges, GFS and NLCS each agreed to pay penalties of $50,000, and both firms and the named Trustees agreed to engage an independent compliance consultant to address the violations found in the Order. The firms and the named Trustees agreed to settle with the SEC without admitting or denying the SEC’s findings, while agreeing to cease and desist from committing or causing any violations and any future violations of those provisions. There were no allegations that shareholders suffered any monetary harm. The SEC charges were not against the Adviser or the Funds.

9/30/14-NLFT III-V1

The Newfound Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2014

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 1969	President	Since February 2012, indefinite	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (since 2012); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012); Senior Associate of Fund Administration, Morgan Stanley (1999 – 2008).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011), Hedge Fund Administrator, Gemini Fund Services, LLC (January 2008 to August 2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (October 2006 to January 2008)
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-394-9777.

9/30/14-NLFT III-V1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■      Social Security number and income

■      assets, account transfers and transaction history

■      investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■     open an account or give us contact information

■     provide account information or give us your income information

■     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Security and exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file other complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-394-9777.

INVESTMENT ADVISOR
Newfound Research, LLC
425 Boylston Street, 3rd Floor
Boston, Massachusetts 02116

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

12/9/14